Related party transactions	3 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions
13. Related party transactions:

The Company's related parties are Cespira, directors, officers and shareholders that own more than 10% of the Company's shares.

The Company engages in transactions with Cespira primarily through cross charges, the provision of services and in the prior year, the sale of inventory under a transitional services agreement that ended on June 30, 2025.

Related party transactions with Cespira	Three Months Ended March 31,
	2026	2025
Sales of goods, services, and other income	$6	$5,559
Inventory purchased, services and other expenses	30	610

Related party balances with Cespira	March 31, 2026	December 31, 2025
Receivables (note 6)	$290	$274
Payables (note 10)	$41	$78